Vessels and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Vessels & equipment - Activity
Vessels and equipment, beginning balance			$ 2,129,012	$ 2,130,423	$ 2,130,423
Additions			216
Drydock costs			2,666		252
Disposals					(1,663)
Vessels and equipment, ending balance	$ 2,131,894		2,131,894		2,129,012
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance			(451,524)	(363,343)	(363,343)
Accumulated depreciation, disposals					1,663
Depreciation for the period	(22,451)	$ (22,429)	(44,824)	(44,860)	(89,844)
Accumulated depreciation, ending balance	(496,348)		(496,348)		(451,524)
Net Vessels - Activity
Net vessel, beginning balance			1,677,488	1,767,080	1,767,080
Additions			216
Drydock costs			2,666		252
Depreciation for the period	(22,451)	$ (22,429)	(44,824)	$ (44,860)	(89,844)
Net vessel, ending balance	$ 1,635,546		$ 1,635,546		$ 1,677,488